SCHEDULE VI-Supplemental Information Concerning Property - Casualty Insurance Operations Supplemental Information Concerning Property - Casualty Insurance Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Supplemental Information Concerning Property Casualty Insurance Operations [Abstract]
Losses and Loss Adjustment Expenses Incurred Related to Current Year	$ 14,657.1	$ 13,330.3	$ 12,427.3
Losses and Loss Adjustment Expenses Incurred Related to Prior Years	(315.1)	(24.1)	45.1
Paid Losses and Loss Adjustment Expenses	$ 13,639.6	$ 13,068.5	$ 12,014.9